Organization and Summary of Significant Accounting Policies - Narrative (Details)	1 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Organization and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents and marketable securities			$ 164,007,000
Number of reportable segments | segment			1
Restricted cash		$ 1,223,000	$ 2,150,000	$ 1,223,000
Rental payments		928,000
Available letter of credit		1,223,000		1,223,000
Allowance for doubtful accounts		0		0
Accounts receivable write-offs			0	0
Inventory allowance		298,000	1,122,000	298,000
Impairment charges			$ 0	0
Term of standard product warranties			1 year
Contract assets			$ 0
Interest and penalties recorded related to unrecognized tax benefits		$ 0	$ 0	$ 0
Minimum
Organization and Summary of Significant Accounting Policies [Line Items]
Useful life of property and equipment			3 years
Minimum | Cumulative Effect, Period of Adoption, Adjustment | Pro Forma
Organization and Summary of Significant Accounting Policies [Line Items]
ROU assets			$ 16,050,000
Maximum
Organization and Summary of Significant Accounting Policies [Line Items]
Useful life of property and equipment			7 years
Maximum | Cumulative Effect, Period of Adoption, Adjustment | Pro Forma
Organization and Summary of Significant Accounting Policies [Line Items]
Operating liabilities			$ 19,692,000
Accounts Receivable | Customer Concentration Risk | Customer One
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage (more than)			10.00%	10.00%
Accounts Receivable | Customer Concentration Risk | Customer Three
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage (more than)				10.00%
Accounts Receivable | Customer Concentration Risk | Customer Four
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage (more than)				10.00%
Accounts Payable | Supplier Concentration Risk | Vendor One
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage (more than)			10.00%	10.00%
Accounts Payable | Supplier Concentration Risk | Vendor Two
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage (more than)			10.00%	10.00%
Accounts Payable | Supplier Concentration Risk | Vendor Three
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage (more than)				10.00%
Letter of Credit
Organization and Summary of Significant Accounting Policies [Line Items]
Maximum capacity			$ 2,150,000
Replenishment of letter of credit	$ 928,000